PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Other Collaboration Receivables	112,656	54,078
Interest receivable	—	47
Other receivables	780	790
Lease receivables	568	1,388
VAT recoverable	4,597	717
Prepayments	12,374	12,231
Total	130,975	69,251

None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Company estimated that the expected credit loss for the above receivables as at December 31, 2024 and 2023 is insignificant.